Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Loss Per Share

For the years ended December 31, 2020 and 2019, the weighted average number of shares outstanding and loss per share from continuing operations, adjusted for the share consolidation which occurred on October 9, 2020 (note 3k), were as follows:

	Years ended December 31
	2020	2019
Loss for the year from continuing operations	$10,763	$9,548
Loss for the year	14,253	13,933
Weighted average number of shares outstanding	80,397,193	63,487,241
Basic and diluted loss per share from continuing operations	$0.13	$0.15
Basic and diluted loss per share	$0.18	$0.22

All of the outstanding share options and share purchase warrants at December 31, 2020 and 2019 were anti-dilutive for the years then ended as the Company was in a loss position.